Borrowings - Summary of Required Payments for Borrowings, Excluding Secured Borrowing and Revolving Lines of Credit (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2022		$ 0
2023		0
2024		0
2025		50,000
Total		$ 50,000
Term loan, net
Debt Instrument [Line Items]
Remainder of 2022	$ 0
2022	0
2023	0
2024	50,000
2025	0
Total	$ 50,000